(SUPER CORE FUND LOGO)

                                  SEMI-ANNUAL
                                     REPORT

                                 APRIL 30, 2002

SUPER CORE FUND

                                                                        May 2002

Dear Fellow Shareholder,

Super Core Fund appreciated 8.5% for Class A shares and 8.1% for Class C shares based on NAV for the six month period ending April 30, 2002. Super Core Fund is often viewed as a core growth fund because its underlying stocks tend to have rapid sales and earnings growth.

Despite a retreat in the stock market averages in recent weeks, we think that the lows on the broad market averages on September 21, 2001 will hold. The economy more than likely hit bottom in the first quarter and it would be unprecedented for the lows established on September 21st to be broken. Every bear market since World War II has ended before the start of the next economic expansion.

Super Core Fund has rebounded nearly 29% off the market bottom on September 21st. By comparison, the S&P 500 has rebounded 12% and NASDAQ Composite has recovered 19%. Super Core should continue to participate in the new bull market which we expect to carry all market averages higher by year-end.

Unfortunately, investors tend to do the wrong thing at the wrong time by buying the fund with the hottest recent performance numbers and selling the fund with the coldest. A study done by DALBAR on investor behavior during 1985-2000 determined that mutual fund investors realized an annual return of 5.3% compared to 16.3% for the S&P 500 during this sixteen year period. Worse yet, the return was less than the annual Treasury bill return of 5.8%. The record shows that throwing in the towel on a poor performing fund has been a counter-productive strategy.

We think that the new bull market will carry the market averages much higher than general expectations. We expect the DJIA to be in record territory by December 31st of this year. It may come as a surprise to many investors that the S&P Midcap and Smallcap indices already reached record highs on April 16th, so the DJIA should not be far behind. We expect further that the S&P 500 will move into record territory in 2003 and that the NASDAQ Composite will take longer to recover simply because it has gone down so much.

In our view, the bear market ended in September and the lows established have held for eight months now. Growth in real Gross Domestic Product jumped to 5.8% in the first quarter which was significantly higher than the consensus view of 1% in January. It looks to us that the economic recovery will be robust and that corporate profits will stage a dramatic recovery.

Shareholders who purchased Super Core Fund at higher levels may want to consider averaging down given a strong economic recovery and our optimistic stock market forecast. This may take courage for some shareholders that are underwater, but it should be kept in mind that your portfolio manager has 34 years of experience in the investment business and has been through environments like this before.

Shareholders with questions on the Fund may call me at (800) 307 4880. You can remain up-to-date regarding our views on the economy and stock market through our website at www.grandprixfund.com under News Center, Monthly Market Outlook. We thank you as shareholders for your patience in Super Core Fund.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

                Super Core Fund -       Super Core Fund -
     Date      Class A Shares (NAV)   Class A Shares (Load)    S&P 500 Index
     ----      --------------------   ---------------------    -------------
   12/29/00          $10,000                 $9,475               $10,000
   04/30/01           $7,930                 $7,516                $9,401
   07/31/01           $7,530                 $7,137                $9,142
   10/31/01           $6,570                 $6,227                $8,028
   01/31/02           $7,640                 $7,243                $8,591
   04/30/02           $7,130                 $6,759                $8,213

                      For the period ended April 30, 2002

                                        Six Months          Annualized
                                          Ended               Since
                                         4/30/02            Inception
                                        ----------          ----------
   Super Core Fund -
     Class A Shares (NAV)                 8.52%              (22.39)%
   Super Core Fund -
     Class A Shares (Load)                2.89%              (25.45)%
   S&P 500 Index                          2.31%              (13.72)%

                                    CLASS C

                Super Core Fund -       Super Core Fund -
     Date      Class C Shares (NAV)   Class C Shares (Load)    S&P 500 Index
     ----      --------------------   ---------------------    -------------
   12/29/00          $10,000                 $9,900               $10,000
   04/30/01           $7,910                 $7,832                $9,401
   07/31/01           $7,510                 $7,436                $9,142
   10/31/01           $6,540                 $6,475                $8,028
   01/31/02           $7,590                 $7,515                $8,591
   04/30/02           $7,070                 $7,000                $8,213

                      For the period ended April 30, 2002

                                        Six Months          Annualized
                                          Ended               Since
                                         4/30/02            Inception
                                        ----------          ----------
   Super Core Fund -
     Class C Shares (NAV)                 8.10%              (22.88)%
   Super Core Fund -
     Class C Shares (Load)                6.96%              (23.46)%
   S&P 500 Index                          2.31%              (13.72)%

These charts assume an initial gross investment of $10,000 made on December 29, 2000 (since inception) for the Class A and Class C Shares, respectively, and the Standard & Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SUPER CORE FUND
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2002 (UNAUDITED)

ASSETS:
     Investments, at value (cost $15,643,138)                      $15,686,145
     Receivable for investments sold                                 1,087,252
     Receivable from Advisor                                             4,609
     Other assets                                                       17,750
                                                                   -----------
     Total Assets                                                   16,795,756
                                                                   -----------

LIABILITIES:
     Loan payable                                                    2,960,000
     Payable for investments purchased                                 583,812
     Capital shares redeemed                                            18,591
     Accrued expenses and other liabilities                             45,031
                                                                   -----------
     Total Liabilities                                               3,607,434
                                                                   -----------
                                                                   $13,188,322
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
     Capital stock                                                 $18,069,310
     Accumulated undistributed net realized loss
       on investments sold                                          (4,923,995)
     Net unrealized appreciation on investments                         43,007
                                                                   -----------
     Total Net Assets                                              $13,188,322
                                                                   -----------
                                                                   -----------

CLASS A SHARES:
     Net assets                                                    $10,589,875
     Shares of beneficial interest outstanding
       (500,000,000 shares of $.01 par value authorized)             1,485,566
     Net asset value and redemption price per share                      $7.13
                                                                   -----------
                                                                   -----------
     Maximum offering price per share (100/94.75 of $7.13)               $7.53
                                                                   -----------
                                                                   -----------

CLASS C SHARES:
     Net assets                                                    $ 2,598,447
     Shares of beneficial interest outstanding
       (500,000,000 shares of $.01 par value authorized)               367,444
     Net asset value and redemption price per share                      $7.07
                                                                   -----------
     Maximum offering price per share (100/99 of $7.07)                  $7.14
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
     Interest income                                               $       269
     Dividend income                                                    34,376
                                                                   -----------
     Total investment income                                            34,645
                                                                   -----------

EXPENSES:
     Investment advisory fee                                            58,538
     Administration fee                                                 20,915
     Shareholder servicing and accounting costs                         40,800
     Custody fees                                                        5,075
     Federal and state registration                                     13,329
     Professional fees                                                  16,405
     Reports to shareholders                                             5,248
     Directors' fees and expenses                                        1,273
     Distribution expense - Class A shares                              17,828
     Distribution expense - Class C shares                              14,103
     Insurance expense                                                     181
                                                                   -----------
     Total operating expenses before reimbursement
       from Advisor and interest expense                               193,695
     Less:  Reimbursement from Advisor                                 (81,236)
                                                                   -----------
     Total operating expenses before interest expense                  112,459
     Interest expense                                                   45,562
                                                                   -----------
     Total expenses                                                    158,021
                                                                   -----------
NET INVESTMENT LOSS                                                   (123,376)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investment transactions                   (1,388,880)
     Change in unrealized appreciation (depreciation)
       on investments                                                2,353,289
                                                                   -----------
     Net realized and unrealized gain on investments                   964,409
                                                                   -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   841,033
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CASH FLOWS - FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                          $  3,071,087
Repurchases of capital shares                      (1,837,170)
Distributions paid in cash*                                 0
Net change in receivables/payables related to
  capital share transactions                           32,099
                                                 ------------

Cash provided by capital share transactions         1,266,016
Cash provided by borrowings                           460,000
                                                 ------------
                                                                   $ 1,726,016
                                                                   -----------

CASH PROVIDED (USED) BY OPERATIONS:

Purchases of investments                          (11,604,629)
Proceeds from sales of investments                 10,006,205
                                                 ------------
                                                   (1,598,424)
                                                 ------------

Net investment loss                                  (123,376)
Net change in receivables/payables
  related to operations                                (4,216)
                                                 ------------
                                                     (127,592)
                                                 ------------
                                                                    (1,726,016)
                                                                   -----------

Net increase in cash                                                         0
Cash, beginning of period                                                    0
                                                                   -----------
Cash, end of period                                                $         0
                                                                   -----------
                                                                   -----------

Supplemental Information:
  Cash paid for interest                              $40,705

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            For the Period
                                     Six Months Ended  December 29, 2000(1)<F1>
                                      April 30, 2002      to October 31, 2001
                                     ----------------  ------------------------
                                       (Unaudited)
OPERATIONS:
   Net investment loss                 $  (123,376)           $  (153,334)
   Net realized loss on
     investment transactions            (1,388,880)            (3,535,115)
   Change in unrealized
     appreciation (depreciation)
     on investments                      2,353,289             (2,310,282)
                                       -----------            -----------
   Net increase (decrease) in net
     assets resulting from operations      841,033             (5,998,731)
                                       -----------            -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold             3,071,087             20,859,967
   Cost of shares redeemed              (1,837,170)            (3,747,864)
                                       -----------            -----------
   Net increase in net assets
     resulting from capital
     share transactions                  1,233,917             17,112,103
                                       -----------            -----------

TOTAL INCREASE IN NET ASSETS             2,074,950             11,113,372

NET ASSETS:
   Beginning of period                  11,113,372                     --
                                       -----------            -----------
   End of period                       $13,188,322            $11,113,372
                                       -----------            -----------
                                       -----------            -----------

(1)<F1>  Commencement of operations.

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                       Class A Shares
                                                                         Class A Shares           December 29, 2000(1)<F2>
                                                                        Six Months Ended                  through
                                                                         April 30, 2002               October 31, 2001
                                                                        ----------------          ------------------------
                                                                          (Unaudited)
Per Share Data:
Net asset value, beginning of period                                         $ 6.57                        $10.00
                                                                             ------                        ------
Income from investment operations:
  Net investment loss (2)<F3> (3)<F4>                                         (0.04)                        (0.08)
  Net realized and unrealized gains (losses) on investments                    0.60                         (3.35)
                                                                             ------                        ------
  Total from investment operations                                             0.56                         (3.43)
                                                                             ------                        ------
Net asset value, end of period                                               $ 7.13                        $ 6.57
                                                                             ------                        ------
                                                                             ------                        ------

Total return (4)<F5> (5)<F6>                                                   8.52%                       (34.30)%

Supplemental data and ratios:
  Net assets, end of period (000's)                                         $10,590                        $8,393
  Ratio of operating expenses to average net assets (6)<F7> (7)<F8>            1.59%                         1.50%
  Ratio of interest expense to average net assets (6)<F7>                      0.70%                         0.39%
  Ratio of net investment loss to average net assets (6)<F7> (7)<F8>          (1.06)%                       (0.87)%
  Portfolio turnover rate (8)<F9>                                             71.93%                       128.95%

(1)<F2>   Commencement of operations.
(2)<F3> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F4> Net investment loss before interest expense for the periods ending April 30, 2002 and October 31, 2001 was $(0.04) and $(0.05),
          respectively.
(4)<F5> The total return does not reflect the 5.25% and 1.00% front-end sales charge for the Class A and Class C Shares, respectively.
(5)<F6>   Not annualized.
(6)<F7>   Annualized.
(7)<F8> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2002 and October 31, 2001 would have been 3.54% and 3.58%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2002 and October 31, 2001 would have been (3.01)% and (2.95)%, respectively.
(8)<F9> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                       Class C Shares
                                                                         Class C Shares          December 29, 2000(1)<F10>
                                                                        Six Months Ended                  through
                                                                         April 30, 2002               October 31, 2001
                                                                        ----------------          ------------------------
                                                                          (Unaudited)
Per Share Data:
Net asset value, beginning of period                                         $ 6.54                        $10.00
                                                                             ------                        ------
Income from investment operations:
  Net investment loss (2)<F11> (3)<F12>                                       (0.09)                        (0.12)
  Net realized and unrealized gains (losses) on investments                    0.62                         (3.34)
                                                                             ------                        ------
  Total from investment operations                                             0.53                         (3.46)
                                                                             ------                        ------
Net asset value, end of period                                               $ 7.07                        $ 6.54
                                                                             ------                        ------
                                                                             ------                        ------

Total return (4)<F13> (5)<F14>                                                 8.10%                       (34.60)%

Supplemental data and ratios:
  Net assets, end of period (000's)                                          $2,598                        $2,721
  Ratio of operating expenses to average net assets (6)<F15> (7)<F16>          2.24%                         2.15%
  Ratio of interest expense to average net assets (6)<F15>                     0.70%                         0.39%
  Ratio of net investment loss to average net assets (6)<F15> (7)<F16>        (1.71)%                       (1.53)%
  Portfolio turnover rate (8)<F17>                                            71.93%                       128.95%

 (1)<F10>  Commencement of operations.
 (2)<F11> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (3)<F12> Net investment loss before interest expense for the periods ending April 30, 2002 and October 31, 2001 was $(0.07) and $(0.08),
           respectively.
 (4)<F13> The total return does not reflect the 5.25% and 1.00% front-end sales charge for the Class A and Class C Shares, respectively.
 (5)<F14>  Not annualized.
 (6)<F15>  Annualized.
 (7)<F16> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2002 and October 31, 2001 would have been 4.19% and 4.23%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended April 30, 2002 and October 31, 2001 would have been (3.66)% and (3.60)%, respectively.
 (8)<F17> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)

  Shares                                                               Value
  ------                                                               -----
            COMMON STOCKS - 113.4%

            BANKING - 14.9%
  21,613    Commerce Bancorp, Inc.                                 $ 1,067,466
  10,592    M&T Bank Corporation                                       904,345
                                                                   -----------
                                                                     1,971,811
                                                                   -----------

            BIOTECHNOLOGY - 5.0%
  12,417    Amgen Inc. *<F18>                                          656,611
                                                                   -----------

            BUILDING & HOUSING - 7.6%
  38,727    D.R. Horton, Inc.                                          999,156
                                                                   -----------

            COMPUTER SERVICES - 6.2%
  27,311    SunGard Data Systems Inc. *<F18>                           812,775
                                                                   -----------

            COMPUTERS - 5.1%
  25,706    Dell Computer Corporation *<F18>                           677,096
                                                                   -----------

            DIVERSIFIED - 4.1%
  17,309    General Electric Company                                   546,099
                                                                   -----------

            FINANCE - 4.5%
  13,772    Citigroup Inc.                                             596,328
                                                                   -----------

            MEDICAL LABORATORIES - 7.6%
  10,857    Quest Diagnostics Incorporated *<F18>                      998,084
                                                                   -----------

            MEDICAL PRODUCTS - 7.7%
  23,547    Varian Medical Systems, Inc. *<F18>                      1,020,762
                                                                   -----------

            NETWORKING PRODUCTS - 4.2%
  38,182    Cisco Systems, Inc. *<F18>                                 559,366
                                                                   -----------

            OIL - 5.4%
  17,577    Exxon Mobil Corporation                                    706,068
                                                                   -----------

            PHARMACEUTICALS - 9.6%
  11,137    Cephalon, Inc. *<F18>                                      653,074
  11,128    IDEC Pharmaceuticals Corporation *<F18>                    611,484
                                                                   -----------
                                                                     1,264,558
                                                                   -----------

            PHARMACY SERVICES - 7.4%
  28,859    AdvancePCS *<F18>                                          975,723
                                                                   -----------

            RETAIL - 5.1%
  12,123    Wal-Mart Stores, Inc.                                      677,191
                                                                   -----------

            SEMICONDUCTORS - 4.8%
  22,199    Intel Corporation                                          635,113
                                                                   -----------

           SOFTWARE - 14.2%
  12,675    Electronic Arts Inc. *<F18>                                748,459
  11,695    Microsoft Corporation *<F18>                               611,181
  50,701    Oracle Corporation *<F18>                                  509,038
                                                                   -----------
                                                                     1,868,678
                                                                   -----------
            TOTAL COMMON STOCKS (Cost $14,806,560)                  14,965,419
                                                                   -----------

            EXCHANGE TRADED FUNDS - 5.4%
   2,000    iShares Russell 2000 Index Fund                            202,600
  10,000    Nasdaq-100 Index Tracking Stock *<F18>                     317,300
  10,000    Technology Select Sector SPDR Fund *<F18>                  190,500
                                                                   -----------
            TOTAL EXCHANGE TRADED FUNDS (Cost $826,252)                710,400
                                                                   -----------

Principal
  Amount
---------
            SHORT-TERM INVESTMENTS - 0.1%

            VARIABLE RATE DEMAND NOTES#<F19>
  10,326    American Family Financial Services Inc., 1.43%              10,326
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $10,326)                 10,326
                                                                   -----------
            TOTAL INVESTMENTS - (COST $15,643,138) - 118.9%         15,686,145
            Liabilities, less Other Assets - (18.9)%                (2,497,823)
                                                                   -----------
            TOTAL NET ASSETS - 100.0%                              $13,188,322
                                                                   -----------
                                                                   -----------

*<F18>  Non-income producing security.
#<F19> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of April 30, 2002.

                     See notes to the financial statements.

SUPER CORE FUND
NOTES TO THE FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED)

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Super Core Fund (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The Fund commenced investment operations on December 29, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

PERIOD ENDED APRIL 30, 2002
                                                      $                Shares
                                                      -                ------
CLASS A SHARES:
     Shares sold                                 $ 2,408,500           318,752
     Shares issued to
       holders in
       reinvestment
       of dividends                                       --                --
     Shares redeemed                                (825,391)         (110,602)
                                                 -----------         ---------
     Net increase                                $ 1,583,109           208,150
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                             1,277,416
                                                                     ---------
     End of period                                                   1,485,566
                                                                     ---------
                                                                     ---------

CLASS C SHARES:
     Shares sold                                 $   662,587            89,163
     Shares issued to
       holders in
       reinvestment
       of dividends                                       --                --
     Shares redeemed                              (1,011,779)         (137,757)
                                                 -----------         ---------
     Net decrease                                $  (349,192)          (48,594)
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                               416,038
                                                                     ---------
     End of period                                                     367,444
                                                                     ---------
                                                                     ---------
     TOTAL INCREASE                              $ 1,233,917
                                                 -----------
                                                 -----------

PERIOD ENDED OCTOBER 31, 2001
                                                     $                Shares
                                                     -                ------

CLASS A SHARES:
     Shares sold                                 $15,082,659         1,587,159
     Shares issued to
       holders in
       reinvestment
       of dividends                                       --                --
     Shares redeemed                              (2,163,961)         (309,743)
                                                 -----------         ---------
     Net increase                                $12,918,698         1,277,416
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                                    --
                                                                     ---------
     End of period                                                   1,277,416
                                                                     ---------
                                                                     ---------
CLASS C SHARES:
     Shares sold                                 $ 5,777,308           627,203
     Shares issued to
       holders in
       reinvestment
       of dividends                                       --                --
     Shares redeemed                              (1,583,903)         (211,165)
                                                 -----------         ---------
     Net increase                                $ 4,193,405           416,038
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                                    --
                                                                     ---------
     End of period                                                     416,038
                                                                     ---------
                                                                     ---------
     TOTAL INCREASE                              $17,112,103
                                                 -----------
                                                 -----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the period ended April 30, 2002 are summarized below. There were no purchases or sales of long-term U.S. government securities.

          Purchases          $14,035,064
          Sales              $11,093,456

     At April 30, 2002, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $18,812,516 were as follows:

     Unrealized appreciation           $ 1,208,184
     Unrealized depreciation            (4,334,555)
                                       -----------
     Net unrealized depreciation
       on investments                  $(3,126,371)
                                       -----------
                                       -----------

     At October 31, 2001, the Fund had an accumulated net realized capital loss carryover of $365,737 expiring in 2009. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

5.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a credit facility pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the period ended April 30, 2002, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 3.30% during the period ended April 30, 2002). Advances are collateralized by a first lien against the Fund's assets. During the period ended April 30, 2002, the Fund had an outstanding average daily balance of $2,748,785. The maximum amount outstanding during the period ended April 30, 2002, was $5,000,000. Interest expense amounted to $45,562 for the period ended April 30, 2002. At April 30, 2002, the Fund had a loan payable balance of $2,960,000.

6.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of the average daily net assets of the Fund. For the period November 1, 2001 through February 28, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 1.50% and 2.15%, respectively. For the period March 1, 2002 through April 30, 2002, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 1.75% and 2.40%, respectively. The Advisor may recover from the Fund the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses.

7.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $17,828 for the Class A Shares and $14,103 for the Class C Shares pursuant to the Plans for the period ended April 30, 2002.

     This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Super Core Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION          800 307-4880
ACCOUNT INFORMATION       800 432-4741

www.grandprixfunds.com